Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Accrued liabilities not currently deductible	$ 5,408	$ 4,471
Accumulated net operating losses	10,594	12,866
Corporate minimum taxes	2,346	1,596
Difference between tax and accounting basis of property and equipment	12,021	23,754
Research and development and other tax credits and expenses	1,172	1,649
Total deferred income tax assets	31,541	44,336
Difference between tax and accounting basis of intangible assets	(47,255)	(45,030)
Other temporary differences	(2,886)	(2,109)
Total deferred income tax liabilities	(50,141)	(47,139)
Net deferred income taxes	(18,600)	(2,803)
Valuation allowance	(1,961)	(11,365)
Net deferred income taxes, net of valuation allowance	$ (20,561)	$ (14,168)